RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash	R$ 2,327,576	R$ 2,116,463
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	4.27%	3.01%
lease payments	R$ 20,647	R$ 19,528
Management remuneration - non-statutory	R$ 29,526	R$ 20,319